Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Current assets:
Cash and cash equivalents	$ 1,905,000	¥ 156,210,000	¥ 172,221,000
Time deposits	30,012	2,461,000	2,010,000
Trade receivables:
Notes	535,622	43,921,000	46,350,000
Accounts	5,361,866	439,673,000	419,471,000
Less - Allowance for doubtful receivables	(199,756)	(16,380,000)	(16,764,000)
Current maturities of long-term finance receivables, net	2,679,463	219,716,000	208,675,000
Inventories:
Finished goods	1,233,720	101,165,000	85,842,000
Work in process and raw materials	1,144,439	93,844,000	86,041,000
Deferred income taxes and other	803,610	65,896,000	64,004,000
Total current assets	13,493,976	1,106,506,000	1,067,850,000
Property, plant and equipment, at cost:
Land	559,671	45,893,000	44,444,000
Buildings	3,241,988	265,843,000	262,526,000
Machinery and equipment	8,042,719	659,503,000	737,373,000
Construction in progress	116,780	9,576,000	5,392,000
Total	11,961,158	980,815,000	1,049,735,000
Less - accumulated depreciation and amortization	(8,686,439)	(712,288,000)	(784,917,000)
Net property, plant and equipment	3,274,719	268,527,000	264,818,000
Investments and other assets:
Long-term finance receivables, net	5,707,366	468,004,000	445,783,000
Investment securities	554,512	45,470,000	48,909,000
Investments in and advances to affiliates	5,415	444,000	213,000
Goodwill	2,381,110	195,251,000	221,092,000
Other intangible assets	1,377,000	112,914,000	130,063,000
Lease deposits and other	1,124,902	92,242,000	76,836,000
Total investments and other assets	11,150,305	914,325,000	922,896,000
Total assets	27,919,000	2,289,358,000	2,255,564,000
Current liabilities:
Short-term borrowings	1,356,976	111,272,000	39,095,000
Current maturities of long-term indebtedness	1,282,439	105,160,000	111,106,000
Trade payables:
Notes	140,890	11,553,000	12,216,000
Accounts	2,934,829	240,656,000	235,190,000
Accrued income taxes	164,000	13,448,000	13,393,000
Accrued expenses and other	2,328,476	190,935,000	198,464,000
Total current liabilities	8,207,610	673,024,000	609,464,000
Long-term liabilities:
Long-term indebtedness, less current maturities	6,407,744	525,435,000	479,423,000
Accrued pension and severance costs	2,009,231	164,757,000	140,840,000
Deferred income taxes and other	574,683	47,124,000	47,707,000
Total long-term liabilities	8,991,658	737,316,000	667,970,000
Commitments and contingent liabilities
Ricoh Company, Ltd. shareholders' equity:
Common stock; Authorized - 1,500,000,000 shares in 2011 and 2012 Issued and outstanding - 744,912,078 shares and 725,502,668 shares in 2011 and 744,912,078 shares and 725,081,018 shares in 2012	1,650,780	135,364,000	135,364,000
Additional paid-in capital	2,269,305	186,083,000	186,083,000
Retained earnings	9,055,476	742,549,000	811,082,000
Accumulated other comprehensive loss	(2,489,939)	(204,175,000)	(170,448,000)
Treasury stock at cost; 19,409,410 shares in 2011 and 19,831,060 shares in 2012	(452,646)	(37,117,000)	(36,838,000)
Total Ricoh Company, Ltd. shareholders' equity	10,032,976	822,704,000	925,243,000
Noncontrolling interests	686,756	56,314,000	52,887,000
Total equity	10,719,732	879,018,000	978,130,000
Total liabilities and equity	$ 27,919,000	¥ 2,289,358,000	¥ 2,255,564,000